Offsets	Feb. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-40838
Initial Filing Date	Feb. 24, 2026
Fee Offset Claimed	$ 1,065,855.91
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Clearwater Analytics Holdings, Inc.
Form or Filing Type	SC 14A
File Number	001-40838
Filing Date	Feb. 24, 2026
Fee Paid with Fee Offset Source	$ 1,065,855.91
Offset Note	(i) The Company previously paid $1,065,855.91 upon the filing of its Preliminary Proxy Statement on Schedule 14A on February 23, 2026 in connection with the transaction reported hereby.